Cash and cash equivalents (Details Textual)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($)
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 3,642,328		$ 4,575,119		$ 5,593,669	$ 2,117,038
Minco Silver Corp [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	22,102,526		20,195,199
Minco Silver Corp [Member] | Resided in China [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 15,662,255	¥ 81,176,416	$ 4,995,478	¥ 25,796,400